Subsequent Events (Details)		2 Months Ended	3 Months Ended
	Jan. 02, 2019	Feb. 28, 2019 $ / shares	Mar. 25, 2019	Dec. 31, 2018 shares
Subsequent Event [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Common Shares Conversion Features	all outstanding Class B common shares converted one - for - one to Class A common shares
Installment 1 - FY 2019 [Member] | Subsequent Event [Member] | Series B Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares		$ 0.546875
Dividends Payable, Date Declared		Feb. 28, 2019
Reverse Stock Split [Member] | Subsequent Event [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Shareholders' Equity Note, Reverse Stock Split, Conversion Ratio			8
Before Reverse Stock Split [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Common shares, shares issued				79,543,921
Common shares, shares outstanding				79,543,921
After Reverse Stock Split [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Common shares, shares issued				9,942,950
Common shares, shares outstanding				9,942,950